Fair Value of Financial Assets and Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value of Financial Assets and Liability
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair value Measurements as of
	March 31, 2018 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Corporate Debt Securities and Commercial Paper	$—	$6,989	$—	$6,989
Money Market Funds	36,779	—	—	36,779
Marketable Securities:
Corporate Debt Securities and Commercial Paper	—	78,323	—	78,323
U.S. Treasury Securities	14,963	—	—	14,963
Total	$51,742	$85,312	$—	$137,054

	Fair value Measurements as of
	December 31, 2017 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Corporate Debt Securities	$—	$15,104	$—	$15,104
Money Market Funds	17,753	—	—	17,753
Marketable Securities:
Corporate Debt Securities	—	96,901	—	96,901
U.S. Treasury Securities	16,945	—	—	16,945
Total	$34,698	$112,005	$—	$146,703

	Fair value Measurements as of
	December 31, 2017 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Corporate Debt Securities	$—	$15,104	$—	$15,104
Money Market Funds	17,753	—	—	17,753
Marketable Securities:
Corporate Debt Securities	—	96,901	—	96,901
U.S. Treasury Securities	16,945	—	—	16,945
Total	$34,698	$112,005	$—	$146,703
Liabilities:
2017 Series A Investor Instrument	$—	$—	$—	$—
Total	$—	$—	$—	$—

	Fair value Measurements as of
	December 31, 2016 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash Equivalents:
Government Funds	$2,000	$—	$—	$2,000
Money Market Funds	1,987	—	—	1,987
Marketable Securities:
Government Funds	3,997	—	—	3,997
Total	$7,984	$—	$—	$7,984

Schedule of marketable securities

	March 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Corporate Debt Securities and Commercial Paper (due within 1 year)	$78,528	$—	$(205)	$78,323
U.S. Treasury Securities (due within 1 year)	14,979	—	(16)	14,963
	$93,507	$—	$(221)	$93,286

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Corporate Debt Securities (due within 1 year)	$97,029	$—	$(128)	$96,901
U.S. Treasury Securities (due within 1 year)	16,958	—	(13)	16,945
	$113,987	$—	$(141)	$113,846

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Corporate Debt Securities (due within 1 year)	$97,029	$—	$(128)	$96,901
U.S. Treasury Securities (due within 1 year)	16,958	—	(13)	16,945
	$113,987	$—	$(141)	$113,846

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Assets
Government Funds (due within 1 year)	$3,997	$—	$—	$3,997
	$3,997	$—	$—	$3,997

2017 Series A Investor Instrument
Fair Value of Financial Assets and Liability
Schedule of the fair value of financial liabilities

2017 Series A Investor
Instrument
Fair value at December 31, 2016	$—
Fair value upon the January 2017 Initial Closing, net	328
Change in fair value	—
Fair value at March 31, 2017	$328

2017 Series A Investor
Instrument
Fair value at December 31, 2016	$—
Fair value upon the January 2017 Initial Closing, net	328
Change in fair value through the date of settlement	1,863
Reclassification of liability upon August 2017 Second Tranche Closing	(2,191)
Fair value at December 31, 2017	$—

Schedule of assumptions and inputs were used in determining fair value using Black Scholes option pricing model

March 31, 2017
Series A Convertible Preferred Stock Exercise Price	$1.00
Series A Convertible Preferred Stock Fair Value	$1.39
Expected term	3.5 months
Expected volatility	82.0%
Expected interest rate	0.76%
Expected dividend yield	—

August 2017 Second Tranche Closing
Series A Convertible Preferred Stock Exercise Price	$1.00
Series A Convertible Preferred Stock Fair Value	$1.33
Expected term	1.5 months
Expected volatility	64.0%
Expected interest rate	0.95%
Expected dividend yield	—

2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Fair Value of Financial Assets and Liability
Schedule of the fair value of financial liabilities

2015 Series A
Investor
Right/Obligation
And 2015 Series A
Investor Call
Option
Fair value at December 31, 2014	$—
Fair value upon the August 2015 Initial Closing	500
Change in fair value through the date of settlement	500
Reclassification of liability upon December 2015 Second Tranche closing	(1,000)
Fair value at December 31, 2015	$—

Schedule of assumptions and inputs were used in determining fair value using Black Scholes option pricing model

August 2015 Initial
Tranche Closing
Series A Convertible Preferred Stock Exercise Price	$1.00
Series A Convertible Preferred Stock Fair Value	$0.81
Expected term	2 months
Expected volatility	24.0%
Expected interest rate	0.08%
Expected dividend yield	—